Dividends on ordinary capital - Narrative (Details) - Unilever PLC € in Millions					12 Months Ended
	Feb. 09, 2023 £ / shares	Feb. 09, 2023 EUR (€)	Feb. 10, 2022 £ / shares	Feb. 10, 2022 EUR (€)	Dec. 31, 2022 interim_dividend £ / shares	Dec. 31, 2021 £ / shares
Disclosure Of Dividends [Line Items]
Number of interim dividends | interim_dividend					4
Dividend declared and paid during the year (in pounds per share)					£ 1.45	£ 1.48
Dividends declared | €		€ 1,086		€ 1,137
Dividends declared per ordinary share (in pounds per share)	£ 0.38		£ 0.36		£ 1.48	£ 1.46